Allowance for Probable Loan Losses (By Loan Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for probable loan losses
Balance at the beginning of the period	$ 67,687	$ 64,661	$ 66,988
Losses charged to allowance	(15,125)	(13,098)	(35,901)
Recoveries credited to allowance	2,710	4,903	13,715
Net losses (recoveries) charged to allowance	(12,415)	(8,195)	(22,186)
Provision charged to operations	6,112	11,221	19,859
Balance at the end of the period	61,384	67,687	64,661
Watch - List Impaired
Allowance for probable loan losses
Losses charged to allowance			(19,400)
Commercial
Allowance for probable loan losses
Balance at the beginning of the period	27,905	25,649	21,431
Losses charged to allowance	(14,220)	(12,094)	(32,959)
Recoveries credited to allowance	1,981	4,020	7,110
Net losses (recoveries) charged to allowance	(12,239)	(8,074)	(25,849)
Provision charged to operations	(3,070)	10,330	30,067
Balance at the end of the period	12,596	27,905	25,649
Commercial Real Estate:Other Construction and Land Development
Allowance for probable loan losses
Balance at the beginning of the period	11,675	13,889	13,920
Losses charged to allowance	(1)	(213)	(16)
Recoveries credited to allowance	25	21	6,099
Net losses (recoveries) charged to allowance	24	(192)	6,083
Provision charged to operations	3,424	(2,022)	(6,114)
Balance at the end of the period	15,123	11,675	13,889
Commercial Real Estate: Farmland and Commercial
Allowance for probable loan losses
Balance at the beginning of the period	16,663	16,731	19,769
Losses charged to allowance	(70)	(40)	(1,890)
Recoveries credited to allowance	246	527	119
Net losses (recoveries) charged to allowance	176	487	(1,771)
Provision charged to operations	2,514	(555)	(1,267)
Balance at the end of the period	19,353	16,663	16,731
Commercial Real Estate: Multifamily
Allowance for probable loan losses
Balance at the beginning of the period	1,109	806	1,248
Losses charged to allowance			(180)
Net losses (recoveries) charged to allowance			(180)
Provision charged to operations	699	303	(262)
Balance at the end of the period	1,808	1,109	806
Residential First Lien
Allowance for probable loan losses
Balance at the beginning of the period	2,950	2,455	3,509
Losses charged to allowance	(122)	(101)	(70)
Recoveries credited to allowance	36	11	21
Net losses (recoveries) charged to allowance	(86)	(90)	(49)
Provision charged to operations	603	585	(1,005)
Balance at the end of the period	3,467	2,950	2,455
Residential Junior Lien
Allowance for probable loan losses
Balance at the beginning of the period	6,103	3,716	5,321
Losses charged to allowance	(347)	(340)	(331)
Recoveries credited to allowance	369	258	278
Net losses (recoveries) charged to allowance	22	(82)	(53)
Provision charged to operations	1,594	2,469	(1,552)
Balance at the end of the period	7,719	6,103	3,716
Consumer
Allowance for probable loan losses
Balance at the beginning of the period	440	531	638
Losses charged to allowance	(362)	(309)	(414)
Recoveries credited to allowance	43	45	69
Net losses (recoveries) charged to allowance	(319)	(264)	(345)
Provision charged to operations	326	173	238
Balance at the end of the period	447	440	531
Foreign
Allowance for probable loan losses
Balance at the beginning of the period	842	884	1,152
Losses charged to allowance	(3)	(1)	(41)
Recoveries credited to allowance	10	21	19
Net losses (recoveries) charged to allowance	7	20	(22)
Provision charged to operations	22	(62)	(246)
Balance at the end of the period	$ 871	$ 842	$ 884